ACQUISITIONS - Final Purchase Price Allocations at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 2
Restricted cash		54
Trade receivables and other current assets		51
Property, plant and equipment		2,366
Accounts payable and accrued liabilities		(16)
Current portion of non-recourse borrowings		(81)
Financial instruments liabilities		(16)
Non-recourse borrowings		894
Other long-term liabilities		(56)
Fair value of net assets acquired		1,311
Goodwill		117
Total fair value of net assets acquired including goodwill, net of non-controlling interests		$ 1,428
U.S. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 33
Restricted cash	6
Trade receivables and other current assets	13
Property, plant and equipment	744
Financial instruments assets	10
Deferred tax assets	3
Other non-current assets	21
Accounts payable and accrued liabilities	(66)
Current portion of non-recourse borrowings	(10)
Financial instruments liabilities	(7)
Non-recourse borrowings	(312)
Provisions	(22)
Other long-term liabilities	(35)
Fair value of net assets acquired	378
Goodwill	236
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$ 614